Segment Reporting - Financial information for operating segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Segment Reporting
Net revenue		€ 7,524	€ 7,212	€ 6,592	[1]
Material non-cash expenses		(87)	(12)	37
Results of equity-accounted entities with activities similar to the Group		(8)	37	64	[1]
Other operating revenue and expenses		(5,736)	(5,609)	(5,464)
EBITDA		1,693	1,630	1,229
Amortization		(450)	(438)	(447)
Operating Result		1,243	1,192	782	[1]
Finance income		69	66	64
Finance costs		(697)	(814)	(639)
Finance result		(628)	(748)	(575)	[1]
Share of losses of equity accounted investees	[1]			(1)
Income tax expense		(115)	(231)	(43)	[1]
Consolidated net profit		500	213	163	[1]
Segment assets		18,241	19,227	19,170
Equity-accounted investments		97	69	421		€ 1,498
Unallocated assets		1,374	2,109	1,401
Total assets		19,712	21,405	20,992
Segment liabilities		3,544	3,443	3,105
Unallocated liabilities		8,564	9,356	10,374
Total liabilities		12,109	12,799	13,479
Biopharma
Segment Reporting
Net revenue		6,487	6,143	5,558
Diagnostic
Segment Reporting
Net revenue		640	645	670
Bio Supplies
Segment Reporting
Net revenue		154	216	160
Others
Segment Reporting
Net revenue		243	208	204
Operating Segments | Biopharma
Segment Reporting
Net revenue		6,487	6,143	5,558
Material non-cash expenses		(99)	(5)	30
Results of equity-accounted entities with activities similar to the Group		(8)	(10)	2
Other operating revenue and expenses		(4,634)	(4,529)	(4,370)
EBITDA		1,746	1,599	1,220
Amortization		(345)	(328)	(334)
Operating Result		1,401	1,271	886
Consolidated net profit		1,401	1,271	886
Segment assets		13,411	14,233	13,420
Equity-accounted investments		97	69	57
Total assets		13,508	14,302	13,477
Segment liabilities		2,175	2,324	2,460
Total liabilities		2,175	2,324	2,460
Operating Segments | Diagnostic
Segment Reporting
Net revenue		640	645	670
Material non-cash expenses		3	5	7
Other operating revenue and expenses		(484)	(476)	(500)
EBITDA		159	174	177
Amortization		(63)	(65)	(66)
Operating Result		96	109	111
Consolidated net profit		96	109	111
Segment assets		3,389	3,755	3,529
Total assets		3,389	3,755	3,529
Segment liabilities		515	523	467
Total liabilities		515	523	467
Operating Segments | Bio Supplies
Segment Reporting
Net revenue		154	216	160
Material non-cash expenses		(1)
Other operating revenue and expenses		(104)	(159)	(107)
EBITDA		49	57	53
Amortization		(9)	(9)	(9)
Operating Result		40	48	44
Consolidated net profit		40	48	44
Segment assets		283	349	380
Total assets		283	349	380
Segment liabilities		43	82	80
Total liabilities		43	82	80
Operating Segments | Others
Segment Reporting
Net revenue		243	208	204
Material non-cash expenses		2	(8)	(1)
Results of equity-accounted entities with activities similar to the Group			47	62
Other operating revenue and expenses		(271)	(193)	(241)
EBITDA		(26)	54	24
Amortization		(16)	(16)	(16)
Operating Result		(42)	38	8
Consolidated net profit		(42)	38	8
Segment assets		855	890	1,841
Equity-accounted investments				364
Total assets		855	890	2,205
Segment liabilities		576	514	98
Total liabilities		576	514	98
Intersegments
Segment Reporting
Other operating revenue and expenses				7
EBITDA				7
Operating Result				7
Consolidated net profit				7
Not Assignable
Segment Reporting
Material non-cash expenses		8	(4)	1
Other operating revenue and expenses		(243)	(251)	(253)
EBITDA		(235)	(255)	(252)
Amortization		(17)	(19)	(22)
Operating Result		(252)	(274)	(274)
Finance income		69	66	64
Finance costs		(697)	(814)	(639)
Finance result		(628)	(748)	(575)
Share of losses of equity accounted investees				(1)
Income tax expense		(115)	(231)	(43)
Consolidated net profit		(995)	(1,253)	(893)
Segment assets		303
Unallocated assets		1,374	2,109	1,401
Total assets		1,677	2,109	1,401
Segment liabilities		236
Unallocated liabilities		8,564	9,356	10,374
Total liabilities		€ 8,800	€ 9,356	€ 10,374

[1]	(See Note 2.d)